NOTES RECEIVABLE (Details Textual) - Tax Credit Series [Domain] - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	$ 22,790	$ 22,790
Notes Receivable Interest Rate Terms	prime + 1.75%
Prime Rate	3.25%	3.25%